INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	As of December 31,
	2022	2023
	RMB	RMB
Finished goods	207,078	295,967
Raw materials	349,226	212,286
Gross	556,304	508,253
Less: provisions for inventories write-downs	(54,013)	(66,034)
Net	502,291	442,219